[LETTERHEAD OF PAUL HASTINGS LLP]

(212) 318-6097

billbelitsky@paulhastings.com

December 11, 2017	91322.00024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Portfolios, Series 19

Ladies and Gentlemen:

On behalf of Morgan Stanley Smith Barney LLC, Depositor of Morgan Stanley Portfolios, Series 19 (the “Trust”), transmitted herewith is a copy of the Registration Statement on Form S-6 for filing under the Securities Act of 1933.

The Trust consists of one underlying unit investment trust portfolio, the Nuveen 2018 Equity Outlook Portfolio.  The Trust’s portfolio will consist of a diversified portfolio of domestic large cap common stocks.  The type of portfolio, investment strategy, structure and operation of the Trust will be substantially similar to Nuveen Unit Investment Trust, Series 179 (Nuveen 2017 Equity Outlook Portfolio) which was sponsored by Nuveen Securities, LLC and became effective on January 17, 2017 (Registration No. 333-215086). The structure and operation of the Trust will be substantially similar to the underlying portfolio comprising the Morgan Stanley Global Investment Solutions — Momentum Strategy 2017, which was sponsored by the Depositor and was declared effective by the Commission on June 30, 2017 (Registration No. 333-218111) and contained a diversified portfolio of common stocks.

Pursuant to the procedures described in Securities Act Release 33-6510, it would be greatly appreciated if the Commission could review the enclosed material as soon as possible and provide comments in 30 days, with a view towards declaring the Trust effective in mid- to late January of 2017.

Please telephone the undersigned at (212) 318-6097, or Gary Rawitz at (212) 318-6877 with any questions you may have or for any further information you may desire.

Sincerely,

/s/ Bill Belitsky
for PAUL HASTINGS LLP

Enclosures

cc:                                Michael B. Weiner